Subsequent Events - Additional Information (Detail) $ in Millions		3 Months Ended	6 Months Ended
	Feb. 22, 2023 USD ($) POSITION	Mar. 31, 2023 USD ($)	Dec. 31, 2022
Subsequent Event [Line Items]
Headcount reduction percentage			27.00%
Infinity Pharmaceuticals Inc [Member]
Subsequent Event [Line Items]
Number of positions overall headcount | POSITION	4
Headcount reduction percentage	13.00%
General and administrative | Forecast [Member] | Infinity Pharmaceuticals Inc [Member]
Subsequent Event [Line Items]
Restructuring charges		$ 1.6
Research and Development | Forecast [Member] | Infinity Pharmaceuticals Inc [Member]
Subsequent Event [Line Items]
Restructuring charges		$ 0.1
Subsequent Event [Member] | Infinity Pharmaceuticals Inc [Member]
Subsequent Event [Line Items]
Number of positions overall headcount | POSITION	4
Headcount reduction percentage	13.00%
Restructuring costs, expected to be settled through future cash expenditures	$ 0.9